INSURANCE RESERVES - Schedule of Income From Reinsurance Ceded (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Reserve [Abstract]
Reinsurance fees in respect of longevity reinsurance arrangements	$ 1	$ 0